SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Directors Fees	$ 33	$ 32	$ 28
Consulting Fees / Salaries	1,382	1,656	1,308
Share based awards	346	263	224
Total	1,761	1,951	1,560
Amounts owing by (to) as of related parties	(76)	(142)	(12)
Chairman and Former CEO [member]
IfrsStatementLineItems [Line Items]
Directors Fees
Consulting Fees / Salaries	730
Share based awards
Total	730
Amounts owing by (to) as of related parties	(44)
Director and CEO [member]
IfrsStatementLineItems [Line Items]
Directors Fees
Consulting Fees / Salaries	543
Share based awards	249
Total	792
Amounts owing by (to) as of related parties	(27)	462	462
Former CEO [member]
IfrsStatementLineItems [Line Items]
Directors Fees
Consulting Fees / Salaries	90
Share based awards
Total	90
Amounts owing by (to) as of related parties
CFO and Director [member]
IfrsStatementLineItems [Line Items]
Directors Fees	14
Consulting Fees / Salaries	19
Share based awards	34
Total	67
Amounts owing by (to) as of related parties	(2)
Directors [member]
IfrsStatementLineItems [Line Items]
Directors Fees	19	32	28
Consulting Fees / Salaries		325
Share based awards	63	263	64
Total	82	620	92
Amounts owing by (to) as of related parties	$ (4)	(30)
Company controlled by CEO [member]
IfrsStatementLineItems [Line Items]
Directors Fees
Consulting Fees / Salaries		1,235	1,224
Share based awards
Total		1,235	1,224
Amounts owing by (to) as of related parties		(103)	(474)
CFO [member]
IfrsStatementLineItems [Line Items]
Directors Fees
Consulting Fees / Salaries		96	84
Share based awards			160
Total		96	244
Amounts owing by (to) as of related parties		$ (9)